--------------------------------------------------------------------------------
Baillie Gifford International Fund
----------------------------------------

[PHOTO OMITTED]

R. Robin Menzies,
Portfolio Manager

Objective: Long-term capital appreciation

Portfolio: At least 80% in a diversified portfolio of common stocks and convertible securities issued by companies domiciled outside the United States.

Inception: February 8, 1991

Net Assets at June 30, 2001: $330,473,799

Q:    How did the Fund perform during the first half of 2001?

A: In the first six months of 2001, the total return for the Fund was -12.39%,(1) compared with the total return of -14.40% for the MSCI EAFE Index.(2) Most major international markets continued to fall, and the strength of the dollar against foreign currencies added to the declines. In local currency terms, the MSCI EAFE Index had a total return of -6.56%.

      The Asian markets performed better than European ones. The MSCI Japan Index had a total return of -8.17% (and in local currency terms was up by 0.28%) and the MSCI Pacific ex-Japan Index had a total return of -7.34%, while the MSCI Europe Index had a total return of -16.96%.(3) MSCI industry sector returns were even more widely varied than country returns. More cyclical, "old economy" sectors like energy and autos produced positive returns, while the most pain was experienced once again in technology-related sectors. Technology hardware and equipment and telecommunication services sectors both fell by more than 30%.

Q:    What factors affected the Fund's performance?

A: The Fund did better than the MSCI EAFE Index thanks to satisfactory stock selection, as the companies we invested in did better than the averages for their country or industrial sector. We were helped by having a below-index weight in the poorly performing telecommunications services sector and, despite being overweight in technology hardware and equipment, our stocks performed so well (relative to the sector) that there was an overall positive contribution to relative performance. Negative factors included disappointing performance of holdings in the media sector.

Q:    What is your outlook for the future?

A: We are confident that the current sharp deceleration in most international economies' growth will come to an end. We are less sure when. Continental Europe appears to be slowing at an accelerating pace, while Japan's economic condition remains poor - though we are impressed at the reforms being introduced by Mr. Koizumi, Japan's new Prime Minister. The smaller Asian economies have been deeply affected by the slowdown in the electronics industry, but will probably recover more rapidly once excess inventories are consumed. In contrast, Britain's economy remains relatively buoyant. With inflation still relatively low, there should be further monetary and fiscal stimulation in most areas that will in due course bring a recovery. In the meantime, we will concentrate on finding well-run and fundamentally strong companies for the Fund.

================================================================================
      "We are confident that the current sharp deceleration in most international economies' growth will come to an end. We are less sure when."
================================================================================

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
(2) The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged index that is generally considered to be representative of international stock market activity. The MSCI EAFE Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund's return.
(3) These indexes are all unmanaged indexes generally considered to be representative of their covered region. The MSCI Japan Index is generally considered to be representative of Japanese stock market activity. The MSCI Pacific ex-Japan Index is generally considered to be representative of the stock market activity of Australia, Singapore, Hong Kong, and New Zealand. The MSCI Europe Index is generally considered to be representative of European stock market activity. The returns for these indexes do not reflect the fees and expenses that are deducted from the Fund's return.


--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
Baillie Gifford International Fund Profile
----------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(1)
                         FOR PERIODS ENDED JUNE 30, 2001
--------------------------------------------------------------------------------
1 Year ..............................................................   (23.73)%
3 Years .............................................................    (0.30)%
5 Years .............................................................      6.82%
10 Years ............................................................      8.06%
Since Inception (2/8/91) ............................................      9.73%

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Portfolio Composition by Geographical Region
                               as of June 30, 2001

   [The following table was depicted as a pie chart in the printed material.]

                     Asia Pacific                     7.86%
                     UK                              21.11%
                     Cash                             1.73%
                     Japan                           24.79%
                     Continental Europe              44.51%
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                      Top Ten Holdings as of June 30, 2001

                                Percent of
    Company                  Total Net Assets     Industry Sector                      Country
-----------------------------------------------------------------------------------------------------
 1. Total Fina Elf S.A.           3.39%           Oil and Gas Producing                France
-----------------------------------------------------------------------------------------------------
 2. Glaxosmithkline               3.13%           Pharmaceuticals                      United Kingdom
-----------------------------------------------------------------------------------------------------
 3. Aventis S.A.                  2.73%           Pharmaceuticals                      France
-----------------------------------------------------------------------------------------------------
 4. BP Amoco PLC                  2.52%           Oil-Integrated-International         United Kingdom
-----------------------------------------------------------------------------------------------------
 5. Swiss Re                      2.24%           Insurance                            Switzerland
-----------------------------------------------------------------------------------------------------
 6. Fast Retailing Co. Ltd.       1.82%           Merchandising-Department Stores      Japan
-----------------------------------------------------------------------------------------------------
 7. Novartis AG                   1.75%           Pharmaceuticals                      Switzerland
-----------------------------------------------------------------------------------------------------
 8. Toyota Motor Corp.            1.74%           Automotive                           Japan
-----------------------------------------------------------------------------------------------------
 9. Nestle S.A.                   1.72%           Food, Beverage and Tobacco           Switzerland
-----------------------------------------------------------------------------------------------------
10. Promise Co.                   1.66%           Financial-Other                      Japan
-----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
-----------------------------------------

[PHOTO OMITTED]

Edward H. Hocknell,
Portfolio Manager

Objective: Long-term capital appreciation

Portfolio: At least 65% in a diversified portfolio of common stocks and convertible securities issued by companies in emerging markets

Inception: October 17, 1994

Net Assets at June 30, 2001: $62,205,128

Q:    How did the Fund perform during the first half of 2001?

A: The Fund's total return in the first six months of 2001 was 7.87%,(1) which compares very favorably with a decline of 1.78% in the Morgan Stanley Capital International Emerging Markets Free Index,(2) expressed in dollars. Emerging markets have substantially outperformed developed markets during this period.

Q:    What factors affected the Fund's performance?

A: The major influence on emerging markets during the period was the manner in which economies and profits were exposed to the slowdown in developed markets. For instance, Mexico, which had previously been in danger of over-heating, has enjoyed excellent market performance as a cooling in demand has eased pressure on the central bank to raise interest rates. Conversely, the Taiwanese market has suffered from a big decline in export earnings, especially for technology goods, and an extension of that export weakness to the domestic economy. At a general level, the easing of monetary policy throughout the emerging markets universe is building the foundations of an ultimate recovery in investment and consumption.

      Our outperformance has been generated mostly at the stock level, where our ownership of cheap, domestically exposed companies in places like China and Korea has delivered strong absolute returns. At the country level, avoidance of the worst during the Turkish devaluation crisis and our consistent overweight position in Mexico helped us to do better than the Index. Our major underweight in India was also a factor, as the market has received a battering from several different causes. We have maintained our cautious approach to the technology, multimedia and telecommunications sectors, in anticipation of the continued deterioration of operating conditions.

Q:    What is your outlook for the future?

A: Looking forward, two factors seem set to dictate the behavior of emerging markets, liquidity and the timing of a global demand recovery. We are aware of developing bubbles in certain emerging markets, most notably China. With interest rates continuing to fall, there may be further expansion of the money supply and this cash is increasingly likely to find its way into stock markets. The major trigger for upward movement in stock markets, however, is likely to be a resumption of export orders. While we think that such a recovery will eventually result from the actions of western policy-makers, there is no guarantee that it will occur within the next six months. We are, on the other hand, inclined to believe that whether markets rise or fall over the next half-year, emerging markets stand a good chance of sustaining their outperformance of developed markets.

================================================================================
      "With interest rates continuing to fall, there may be further expansion of the money supply and this cash is increasingly likely to find its way into stock markets."
================================================================================

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
(2)   The Morgan Stanley Capital International (MSCI) Emerging Markets Free
      (EMF) Index is an unmanaged index that is generally considered to be representative of the stock market activity of emerging markets. The MSCI EMF Index is a market capitalization weighted index composed of companies representative of the market structure of 22 emerging market countries of Europe, Latin America, and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that may not be purchased by foreigners. The MSCI EMF Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund's return.


--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund Profile
---------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(1)
                         FOR PERIODS ENDED JUNE 30, 2001
--------------------------------------------------------------------------------
1 Year ...............................................................  (18.47)%
3 Years ..............................................................    6.31%
5 Years ..............................................................    1.20%
Since Inception (10/17/94) ...........................................    1.34%

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Portfolio Composition by Geographical Region
                               as of June 30, 2001

   [The following table was depicted as a pie chart in the printed material.]

                 Cash                                 3.53%
                 Latin America                       28.49%
                 Asia, Middle East and Africa        61.58%
                 European                             6.40%

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                      Top Ten Holdings as of June 30, 2001

                                    Percent of
        Company                  Total Net Assets     Industry Sector                        Country
---------------------------------------------------------------------------------------------------------
China Mobile Ltd.                     3.49%           Telecommunications                     Hong Kong
---------------------------------------------------------------------------------------------------------
Kumkang Korea Chemical Co. Ltd.       2.92%           Building Materials and Homebuilders    South Korea
---------------------------------------------------------------------------------------------------------
Anglo American PLC                    2.19%           Construction and Mining                South Africa
---------------------------------------------------------------------------------------------------------
Hyundai Dept. Store Co. Ltd.          2.10%           Merchandising - Department Stores      South Korea
---------------------------------------------------------------------------------------------------------
Iscor Ltd.                            1.97%           Metals-Steel                           South Africa
---------------------------------------------------------------------------------------------------------
Hankuk Electric Glass Co. Ltd.        1.87%           Manufacturing                          South Korea
---------------------------------------------------------------------------------------------------------
Telefonos de Mexico S.A. ADR          1.83%           Telecommunications                     Mexico
---------------------------------------------------------------------------------------------------------
Denway Motors Ltd.                    1.68%           Automotive Parts                       Hong Kong
---------------------------------------------------------------------------------------------------------
Cemex S.A. de C.V. ADR                1.66%           Construction and Mining                Mexico
---------------------------------------------------------------------------------------------------------
Grupo Carso Global Telecom.           1.65%           Telecommunications                     Mexico
---------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
---------------------------------------

Objective: Long-term growth of capital

Portfolio: At least 85% in a diversified portfolio of common stocks and convertible securities issued by companies with a small market capitalization

Inception: July 16, 1997

Net Assets at June 30, 2001: $282,957,005

Q:    How did the Fund perform during the first six months of 2001?

A: The Guardian Small Cap Stock Fund lost 5.45%(1) for the first six months of 2001. The Russell 2000 Index posted a positive return of 6.94%(2) for the same period.

Q:    What factors affected the Fund's performance during this period?

A: The performance was affected by several factors. The most important was the return disparity between market cap ranges. Both quarters of the year witnessed the trend of larger cap stocks in the Russell 2000 Index drastically underperforming their micro cap counterparts. These micro cap stocks are typically off limits to small cap funds due to liquidity constraints and lack of meaningful data for use in quantitative and fundamental analysis. As long as this extreme market cap return disparity continues within the Russell 2000 Index, it will be difficult for many small cap funds to outperform the Index.

      Our overweight in technology stocks in the first quarter and subsequent underweight in the second quarter also negatively affected returns in both quarters. Finally, our overweight in the energy sector hurt us in the second quarter, as it was the worst performer of all economic sectors.

Q:    What is your outlook for the future?

A: The ability of the Federal Reserve to avoid a recession is still very much in doubt. In this environment, we will maintain sector weightings that closely match the sector weightings of the Russell 2000 Index, and look to outperform via stock selection. We will continue our efforts to lower and maintain a smaller median market cap.

================================================================================
      "The ability of the Federal Reserve to avoid a recession is still very much in doubt. In this environment, we will maintain sector weightings that closely match the sector weightings of the Russell 2000 Index, and look to outperform via stock selection."
================================================================================

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
(2) The Russell 2000 Index is generally considered to be representative of small-capitalization issues in the U.S. stock market. The returns for the Russell 2000 Index do not reflect expenses that are deducted from the Fund's returns.


--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund Profile
-----------------------------------------

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                         FOR PERIODS ENDED JUNE 30, 2001
--------------------------------------------------------------------------------
1 Year ...............................................................  (18.21)%
3 Years ..............................................................    2.63%
Since Inception (7/16/97) ............................................    7.32%

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Sector Weightings of Common Stocks
                               as of June 30, 2001

   [The following table was depicted as a pie chart in the printed material.]

                   Conglomerates                            0.43%
                   Basic Industries                         1.31%
                   Utilities                                4.51%
                   Telecommunications                       1.61%
                   Cash                                     7.88%
                   Consumer Staples                        15.81%
                   Energy                                   7.25%
                   Financial                               14.95%
                   Capital Goods                            3.29%
                   Transportation                           2.06%
                   Credit Cyclicals                         3.31%
                   Capital Goods Technology                13.08%
                   Consumer Services                       12.47%
                   Consumer Cyclicals                      12.04%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Top Ten Holdings as of June 30, 2001

                                                                      Percent of
                                                                        Total
      Company                                                         Net Assets
--------------------------------------------------------------------------------
 1.   Alliant Techsystems, Inc.                                          0.81%
--------------------------------------------------------------------------------
 2.   Precision Castparts Corp.                                          0.78%
--------------------------------------------------------------------------------
 3.   Microsemi Corp.                                                    0.73%
--------------------------------------------------------------------------------
 4.   Genesco, Inc.                                                      0.73%
--------------------------------------------------------------------------------
 5.   Ultramar Diamond Shamrock Corp.                                    0.72%
--------------------------------------------------------------------------------
 6.   IVAX Corp.                                                         0.70%
--------------------------------------------------------------------------------
 7.   Abercrombie & Fitch Co.                                            0.70%
--------------------------------------------------------------------------------
 8.   Coach, Inc.                                                        0.67%
--------------------------------------------------------------------------------
 9.   Ultratech Stepper, Inc.                                            0.66%
--------------------------------------------------------------------------------
10.   Education Management Corp.                                         0.66%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford International Fund
----------------------------------

Schedule of Investments
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
Common Stocks -- 96.6%
--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
Australia -- 4.0%
   Business Services -- 0.9%
    126,010   Brambles Industries Ltd.                               $ 3,085,027
   Construction and Mining Equipment -- 0.7%
    417,357   BHP Billiton Ltd.                                        2,240,294
   Financial-Banks -- 1.0%
    185,600   National Australia Bank                                  3,318,208
   Food, Beverage and Tobacco -- 0.3%
    298,300   Fosters Brewing Group                                      833,771
   Media and Entertainment -- 0.6%
    216,000   News Corp. Ltd.                                          1,985,168
   Merchandising-Mass -- 0.5%
    300,000   Woolworths Ltd.                                          1,683,165
                                                                     -----------
                                                                      13,145,633
--------------------------------------------------------------------------------
Belgium -- 2.3%
   Financial-Banks -- 1.0%
    211,800   Dexia                                                    3,363,640
   Food, Beverage and Tobacco -- 1.3%
    161,480   Interbrew                                                4,324,339
                                                                     -----------
                                                                       7,687,979
--------------------------------------------------------------------------------
Denmark -- 1.1%
   Pharmaceuticals -- 1.1%
     84,480   Novo Nordisk AS                                          3,740,351
--------------------------------------------------------------------------------
Finland -- 1.3%
   Telecommunications -- 1.3%
    180,120   Nokia OYJ                                                4,086,244
--------------------------------------------------------------------------------
France -- 11.2%
   Electronics and Instruments -- 0.8%
     13,530   Legrand                                                  2,586,728
   Financial-Banks -- 1.0%
     37,660   BNP Paribas                                              3,280,858
   Insurance -- 1.3%
    155,300   Axa                                                      4,428,641
   Media and Entertainment -- 0.9%
    115,190   Publicis Groupe S.A. *                                   2,791,867
   Oil and Gas Producing -- 3.4%
     80,000   Total Fina Elf S.A.                                     11,213,455
   Pharmaceuticals -- 2.7%
    112,770   Aventis S.A.                                             9,011,959
   Telecommunications -- 1.1%
    442,470   Orange S.A. *                                            3,599,722
                                                                     -----------
                                                                      36,913,230
--------------------------------------------------------------------------------
Germany -- 5.1%
   Computer Software -- 1.3%
     32,500   SAP AG                                                   4,514,428
   Drugs and Hospitals -- 0.7%
     60,059   GEHE AG                                                  2,336,172
   Electronics and Instruments -- 0.9%
     53,660   Epcos AG                                                 2,924,443

Shares                                                                     Value
--------------------------------------------------------------------------------
   Financial-Banks -- 1.5%
     69,260   Deutsche Bank AG                                       $ 4,967,891
   Financial-Other -- 0.7%
     62,660   Deutsche Boerse AG                                       2,214,320
                                                                     -----------
                                                                      16,957,254
--------------------------------------------------------------------------------
Hong Kong -- 3.4%
   Computer Systems -- 0.2%
  1,086,000   Legend Hldgs. Ltd.                                         605,669
   Conglomerates -- 0.8%
    263,000   Hutchison Whampoa                                        2,655,357
   Financial-Banks -- 0.4%
    506,200   Bank of East Asia Ltd.                                   1,174,674
   Real Estate Investment Trust -- 1.4%
    303,000   Cheung Kong Hldgs.                                       3,302,008
    133,000   Sun Hung Kai Properties Ltd.                             1,197,883
   Telecommunications -- 0.3%
    206,000   China Mobile Ltd. *                                      1,085,489
   Utilities-Electric and Water -- 0.3%
    282,000   Hong Kong Electric                                       1,084,643
                                                                     -----------
                                                                      11,105,723
--------------------------------------------------------------------------------
Ireland -- 1.5%
   Construction and Mining -- 1.5%
    287,560   CRH PLC                                                  4,825,114
--------------------------------------------------------------------------------
Italy -- 3.5%
   Financial-Banks -- 1.3%
    344,820   San Paolo IMI SPA                                        4,424,175
   Insurance -- 1.4%
    361,500   Riunione Adriatica di Sicurta SPA                        4,448,247
   Telecommunications -- 0.8%
    527,680   Telecom Italia SPA                                       2,692,037
                                                                     -----------
                                                                      11,564,459
--------------------------------------------------------------------------------
Japan -- 24.2%
   Automotive -- 1.7%
    163,700   Toyota Motor Corp. *                                     5,762,513
   Chemicals-Major -- 1.2%
    848,000   Sumitomo Chemical                                        3,828,274
   Distributor-Food -- 1.3%
    615,000   Mitsui & Co. Ltd.                                        4,137,479
   Drugs and Hospitals -- 1.3%
     92,000   Takeda Chemical Industries Ltd.                          4,278,727
   Electrical Equipment -- 2.2%
    418,000   Matsushita Electric Works Ltd.                           4,833,261
    179,000   Nippon Electric Glass Co. Ltd.                           2,537,664
   Electronics and Instruments -- 3.9%
     24,100   Hirose Electric Co. Ltd.                                 1,835,859
    489,000   Hitachi                                                  4,803,344
     26,300   Kyocera Corp.                                            2,319,782
     24,400   Rohm Co.                                                 3,791,773
   Financial-Banks -- 0.3%
        210   UFJ Hldgs. *                                             1,129,901

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------
74

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
   Financial-Other -- 3.6%
    241,000   Nomura Securities Co. Ltd.                             $ 4,618,635
     66,600   Promise Co.                                              5,489,921
    322,000   Sumitomo Marine & Fire Insurance                         1,799,647
   Household Products -- 1.2%
    165,000   Kao Corp.                                                4,101,515
   Machinery and Construction Maintenance -- 1.3%
    912,000   Mitsubishi Heavy Industries Ltd.                         4,161,078
   Machinery and Equipment -- 2.1%
    112,000   Canon, Inc.                                              4,526,341
     22,600   SMC Corp.                                                2,419,293
   Merchandising-Department Stores -- 1.8%
     34,500   Fast Retailing Co. Ltd.                                  6,003,127
   Photography -- 1.5%
    114,000   Fuji Photo Film Co. Ltd.                                 4,917,970
   Telecommunications -- 0.8%
        157   NTT DoCoMo, Inc.                                         2,731,858
                                                                     -----------
                                                                      80,027,962
--------------------------------------------------------------------------------
Netherlands -- 4.5%
   Broadcasting and Publishing -- 1.0%
     97,340   Ver Ned Uitgevers *                                      3,299,630
   Chemicals-Miscellaneous -- 1.3%
    101,550   Akzo Nobel NV                                            4,302,926
   Computer Systems -- 1.3%
    197,410   ASM Lithography Hldg. NV                                 4,431,646
   Electronics and Instruments -- 0.9%
    111,050   Philips Electronics (KON)                                2,946,562
                                                                     -----------
                                                                      14,980,764
--------------------------------------------------------------------------------
Portugal -- 1.9%
   Telecommunications -- 0.6%
      5,176   Portugal Telecom. SGPS *                                    36,147
    258,820   Portugal Telecom. SGPS S.A. *                            1,807,336
   Transportation-Miscellaneous -- 1.3%
    525,210   Brisa (Auto Estrada)                                     4,450,891
                                                                     -----------
                                                                       6,294,374
--------------------------------------------------------------------------------
Singapore -- 0.5%
   Publishing and Printing -- 0.5%
    156,846   Singapore Press Hldgs.                                   1,721,690
--------------------------------------------------------------------------------
Spain -- 2.0%
   Financial-Banks -- 1.3%
    478,020   Banco Santander Central Hispano S.A.                     4,334,547
   Telecommunications -- 0.7%
    184,490   Telefonica S.A.                                          2,276,398
                                                                     -----------
                                                                       6,610,945
--------------------------------------------------------------------------------
Sweden -- 0.9%
   Construction and Mining Equipment -- 0.9%
    154,440   Atlas Copco AB                                           2,997,042
--------------------------------------------------------------------------------
Switzerland -- 8.1%
   Building Materials and Homebuilders -- 0.5%
      8,571   Holcim Ltd. *                                            1,746,165
   Financial-Banks -- 1.3%
     25,338   Credit Suisse Group *                                    4,167,759
   Food, Beverage and Tobacco -- 1.7%
     26,800   Nestle S.A.                                              5,698,636
   Insurance -- 2.2%
      3,696   Swiss Re                                                 7,389,943
   Miscellaneous-Capital Goods -- 0.6%
      1,992   Swatch Group *                                           1,995,881
   Pharmaceuticals -- 1.8%
    159,850   Novartis AG                                              5,788,056
                                                                     -----------
                                                                      26,786,440
--------------------------------------------------------------------------------
United Kingdom -- 21.1%
   Computer Software -- 0.6%
    200,080   CMG PLC                                                    915,612
    269,380   Sage Group                                                 963,594
   Construction and Mining -- 0.5%
    239,000   Hanson PLC                                               1,762,016
   Electronics and Instruments -- 0.3%
    152,000   Electrocomponents                                        1,151,651
   Entertainment and Leisure -- 0.2%
     84,128   Compass Group *                                            674,137
   Financial-Banks -- 4.8%
    111,000   Barclays                                                 3,407,804
    153,625   Halifax PLC                                              1,778,398
    349,000   HSBC Hldgs.                                              4,140,860
    256,000   Lloyds TSB Group PLC                                     2,565,134
    173,088   Royal Bank of Scotland                                   3,819,716
   Financial-Other -- 1.8%
    206,500   Amvescap PLC                                             3,591,552
    166,000   CGU PLC                                                  2,298,036
   Food, Beverage and Tobacco -- 2.5%
    299,000   Diageo PLC                                               3,284,437
    420,900   Imperial Tobacco                                         4,949,492
   Insurance -- 1.1%
    104,000   Prudential Corp.                                         1,261,048
    322,000   Royal & Sun Alliance Ins. Group                          2,426,078
   Oil and Gas Services -- 1.5%
    282,000   Enterprise Oil PLC                                       2,351,072
    295,000   Shell Transport & Trading                                2,455,301
   Oil-Integrated-International -- 2.5%
  1,012,000   BP Amoco PLC *                                           8,330,291
   Pharmaceuticals -- 4.1%
     66,364   Astrazeneca                                              3,096,344
    367,377   Glaxosmithkline                                         10,347,540
   Telecommunications -- 1.2%
  1,842,188   Vodafone Group                                           4,086,106
                                                                     -----------
                                                                      69,656,219
--------------------------------------------------------------------------------
              Total Common Stocks
                (Cost $335,507,568)                                  319,101,423
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford International Fund
----------------------------------

Schedule of Investments
June 30, 2001 (Unaudited) (Continued)

--------------------------------------------------------------------------------
Preferred Stock - 1.0%
--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
        30,570   Marschollek Lauten
                  (Cost $4,425,166)                                 $ 3,396,347
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Convertible Preferred Stock - 0.5%
--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
--------------------------------------------------------------------------------
$234,000,000  Sanwa Int'l. Financial Ltd.
                1.25% 1/8/2005 *
                (Cost $1,702,457)                                   $ 1,623,046
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreement - 0.8%
--------------------------------------------------------------------------------
Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
$ 2,756,000   State Street Bank and Trust Co.
              repurchase agreement, dated
              6/29/2001, maturity value
              $2,756,632 at 2.75%,
              due 7/2/2001 (1)
                (Cost $2,756,000)                                   $ 2,756,000
--------------------------------------------------------------------------------
Total Investments -- 98.9%
  (Cost $344,391,191)                                               326,876,816
Cash, Receivables and Other Assets
  Less Liabilities -- 1.1%                                            3,596,983
--------------------------------------------------------------------------------
Net Assets -- 100%                                                $ 330,473,799
--------------------------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

                       See notes to financial statements.


--------------------------------------------------------------------------------
76

--------------------------------------------------------------------------------

Statement of Assets
and Liabilities
June 30, 2001 (Unaudited)

ASSETS
  Investments, at market (cost $344,391,191)                      $ 326,876,816
  Foreign currency (cost $6,016,006)                                  5,973,025
  Cash                                                                      741
  Dividend reclaims receivable                                          587,533
  Receivable for fund shares sold                                       483,780
  Dividends receivable                                                  321,729
  Interest receivable                                                       421
  Unrealized appreciation of forward exchange
    currency contracts                                                      265
  Other assets                                                            2,790
                                                                  -------------
    Total Assets                                                    334,247,100
                                                                  -------------

LIABILITIES
  Payable for securities purchased                                    2,233,339
  Payable for fund shares redeemed                                      851,609
  Accrued expenses                                                      448,108
  Due to affiliates                                                     240,245
                                                                  -------------
    Total Liabilities                                                 3,773,301
                                                                  -------------
    Net Assets                                                    $ 330,473,799
                                                                  =============

COMPONENTS OF NET ASSETS
  Capital stock, at par                                           $   2,361,357
  Additional paid-in capital                                        341,065,543
  Distributions in excess of net investment income                     (519,986)
  Accumulated net realized gain on investments
    and foreign currency related transactions                         5,158,784
  Net unrealized depreciation of investments
    and translation of other assets and liabilities
    denominated in foreign currencies                               (17,591,899)
                                                                  -------------
    Net Assets                                                    $ 330,473,799
                                                                  =============

Shares Outstanding -- $0.10 par value                                23,613,574
                                                                  =============

Net Asset Value Per Share                                         $       14.00
                                                                  =============


Statement of Operations
  Six Months Ended
  June 30, 2001 (Unaudited)

INVESTMENT INCOME
  Dividends                                                       $   5,134,074
  Interest                                                               92,865
  Less: Foreign tax withheld                                           (701,560)
                                                                  -------------
    Total Income                                                      4,525,379
                                                                  -------------

  Expenses:
    Investment advisory fees -- Note B                                1,806,182
    Custodian fees                                                      530,603
    Printing expense                                                     89,260
    Audit fees                                                           15,771
    Directors' fees -- Note B                                             6,199
    Loan commitment fees -- Note F                                        3,091
    Legal fees                                                            2,976
    Insurance expense                                                     1,982
    Registration fees                                                       992
    Other                                                                   348
                                                                  -------------
    Total Expenses                                                    2,457,404
                                                                  -------------

  Net Investment Income                                               2,067,975
                                                                  -------------

REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCIES -- NOTE C
    Net realized gain on investments -- Note A                       24,781,988
    Net realized loss on foreign currency related
      transactions -- Note A                                        (19,466,457)
    Net change in unrealized appreciation of
      investments -- Note C                                         (68,489,144)
    Net change in unrealized depreciation from
      translation of other assets and liabilities
      denominated in foreign currencies -- Note C                       (76,775)
    Foreign Capital Gains Tax                                            55,500
                                                                  -------------
  Net Realized and Unrealized Loss on
    Investments and Foreign Currencies                              (63,194,888)
                                                                  -------------
      NET DECREASE IN NET ASSETS
        FROM OPERATIONS                                           $ (61,126,913)
                                                                  =============

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford International Fund
-----------------------------------------

Statement of Changes in Net Assets

                                                                                         Six Months       Year Ended
                                                                                              Ended     December 31,
                                                                                      June 30, 2001             2000
                                                                                         (Unaudited)        (Audited)
                                                                                      -------------    -------------
INCREASE/(DECREASE) IN NET ASSETS
  From Operations:
    Net investment income                                                             $   2,067,975    $     943,739
    Net realized gain on investments and foreign currency related transactions            5,371,031      134,164,937
    Net change in unrealized appreciation/(depreciation) of investments and
      translation of other assets and liabilities denominated in foreign currencies     (68,565,919)    (308,599,731)
                                                                                      -------------    -------------
      Net Decrease in Net Assets from Operations                                        (61,126,913)    (173,491,055)
                                                                                      -------------    -------------

  Distributions to Shareholders from:
    Net realized gain on investments                                                     (5,331,772)    (148,774,676)
                                                                                      -------------    -------------

  From Capital Share Transactions:
    Net decrease in net assets from capital share transactions -- Note E               (173,351,988)     (40,993,739)
                                                                                      -------------    -------------
  Net Decrease in Net Assets                                                           (239,810,673)    (363,259,470)

NET ASSETS:
Beginning of period                                                                     570,284,472      933,543,942
                                                                                      -------------    -------------
End of period *                                                                       $ 330,473,799    $ 570,284,472
                                                                                      =============    =============

* Includes distributions in excess of net investment income of:                       $    (519,986)   $  (2,587,961)

                       See notes to financial statements.


--------------------------------------------------------------------------------
78

--------------------------------------------------------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

                                                    Six Months
                                                       Ended                         Year Ended December 31, (Audited)
                                                   June 30, 2001     ------------------------------------------------------------
                                                    (Unaudited)          2000         1999         1998         1997         1996
                                                   ------------------------------------------------------------------------------
Net asset value,
  beginning of period                                $  16.24        $  26.78     $  20.92     $  18.27     $  17.26     $  15.37
                                                     --------        --------     --------     --------     --------     --------

Income from investment
  operations:
  Net investment income                                  0.05            0.03         0.10         0.13         0.15         0.15
  Net realized and unrealized gain/
    (loss) on investments and translation of other
    assets and liabilities denominated in foreign
    currency                                            (2.06)          (5.39)        7.86         3.73         1.91         2.21
                                                     --------        --------     --------     --------     --------     --------
  Net increase/(decrease) from investment
    operations                                          (2.01)          (5.36)        7.96         3.86         2.06         2.36
                                                     --------        --------     --------     --------     --------     --------

Dividends and Distributions
  to Shareholders from:
  Net investment income                                    --              --        (0.09)       (0.11)       (0.15)       (0.14)
  Distributions in excess of net investment income         --              --        (0.01)       (0.01)       (0.15)       (0.10)
  Net realized gain on investments and foreign
    currency related transactions                       (0.23)          (5.18)       (2.00)       (1.09)       (0.75)       (0.23)
                                                     --------        --------     --------     --------     --------     --------
  Total dividends and distributions                     (0.23)          (5.18)       (2.10)       (1.21)       (1.05)       (0.47)
                                                     --------        --------     --------     --------     --------     --------

Net asset value, end of period                       $  14.00        $  16.24     $  26.78     $  20.92     $  18.27     $  17.26
                                                     --------        --------     --------     --------     --------     --------

Total return*                                          (12.39)%(a)     (20.00)%      39.11%       21.17%       11.93%       15.41%
                                                     --------        --------     --------     --------     --------     --------
Ratios/supplemental data:
  Net assets, end of period
    (000's omitted)                                  $330,474        $570,284     $933,544     $680,290     $534,711     $456,203
  Ratio of expenses to
    average net assets                                   1.09%(b)        0.97%        0.96%        0.98%        0.97%        0.98%
  Ratio of net investment
    income to average net assets                         0.92%(b)        0.12%        0.40%        0.55%        0.74%        0.94%
  Portfolio turnover rate                                  22%             55%          52%          47%          51%          38%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(a)   Not annualized.
(b)   Annualized.

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
------------------------------------------

Schedule of Investments
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
Common Stocks -- 90.7%
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
Argentina -- 0.8%
   Financial-Other -- 0.5%
     20,500     Grupo Financiero Galicia S.A. ADR                    $   301,760
   Merchandising-Food -- 0.3%
     21,900     Imp. Y Exp. Patagonia *                                  191,706
                                                                     -----------
                                                                         493,466
--------------------------------------------------------------------------------
Brazil -- 3.8%
   Financial-Banks -- 0.6%
     14,400     Unibanco GDR                                             366,480
   Oil and Gas Services -- 1.2%
     28,031     Petroleo Brasileiro S.A. ADR                             728,806
   Paper and Forest Products -- 0.5%
     21,116     Votorantim Celulose e Papel S.A.
                  ADR*                                                   318,851
   Telecommunications -- 0.7%
     29,714     Telecom. Norte Leste Participacoes
                  ADR                                                    453,436
   Textile-Apparel and Production -- 0.5%
    127,000     Confeccoes Guararapes S.A.                               291,954
   Utilities-Electric and Water -- 0.3%
     19,541     Comp. Energetica de Minas ADR*                           226,969
                                                                     -----------
                                                                       2,386,496
--------------------------------------------------------------------------------
Chile -- 2.5%
   Construction and Mining -- 0.9%
     87,000     Antofagasta Hldgs.                                       573,036
   Financial-Banks -- 0.9%
     31,000     Banco Santander Chile ADR                                536,610
   Merchandising-Supermarkets -- 0.3%
     11,800     Distribucion Y Servicio ADR                              174,640
   Mutual Funds -- 0.4%
      8,930     Genesis Chile Fund *                                     281,295
                                                                     -----------
                                                                       1,565,581
--------------------------------------------------------------------------------
Egypt -- 0.8%
   Food, Beverage and Tobacco -- 0.8%
     45,000     Al Ahram Beverages Co. S.A.E. GDR*                       520,875
--------------------------------------------------------------------------------
Hong Kong -- 11.9%
   Automotive Parts -- 1.7%
  2,915,000     Denway Motors Ltd. *                                   1,046,437
   Computer Systems -- 0.9%
  1,060,000     Legend Hldgs. Ltd.                                       591,169
   Electrical Equipment -- 1.6%
  2,820,000     China Rare Earth Hldgs. Ltd.                           1,003,295
   Financial-Other -- 2.1%
    750,000     China Everbright                                         697,133
  2,720,000     First Pacific Co. Ltd.                                   589,349
   Machinery-Industrial Specialty -- 0.5%
    536,000     Kingboard Chemical Hldgs. Ltd. *                         319,547
   Real Estate Investment Trust -- 1.6%
    574,000     China Resources Enterprises                              967,730
   Telecommunications-- 3.5%
     41,000     China Mobile (Hong Kong) Ltd.
                  ADR*                                                 1,098,390
    204,000     China Mobile Ltd. *                                    1,074,950
                                                                     -----------
                                                                       7,388,000
--------------------------------------------------------------------------------
Hungary -- 2.2%
   Financial-Banks -- 0.9%
     10,990     OTP Bank                                                 572,027
   Pharmaceuticals -- 1.0%
     10,620     Richter Gedeon VEG                                       591,407
   Telecommunications -- 0.3%
     59,420     Matav RT                                                 174,811
                                                                     -----------
                                                                       1,338,245
--------------------------------------------------------------------------------
India -- 3.5%
   Computer Software -- 0.9%
      5,500     Infosys Technology Ltd.                                  439,853
     35,000     Satyam Computer Svcs. Ltd.                               126,823
   Financial-Other -- 1.2%
     50,000     Housing Dev. Fin. Corp. Ltd.                             732,887
   Textile-Apparel and Production -- 1.4%
     56,000     Reliance Industries Ltd. GDR                             873,600
                                                                     -----------
                                                                       2,173,163
--------------------------------------------------------------------------------
Israel -- 2.0%
   Computer Software -- 0.6%
      7,100     Check Point Software Technologies
                  Ltd. *                                                 359,047
   Computer Systems -- 0.4%
     34,000     M-Systems Flash Disk Pioneers Ltd. *                     241,400
   Drugs and Hospitals -- 1.0%
     10,500     Teva Pharmaceutical Inds. Ltd. ADR                       654,150
                                                                     -----------
                                                                       1,254,597
--------------------------------------------------------------------------------
Malaysia -- 1.5%
   Telecommunications -- 1.0%
  1,160,000     Technology Resources Inds. Berhad *                      598,316
   Transportation-Miscellaneous -- 0.5%
    190,000     Malaysia Int'l. Shipping Corp. *                         340,000
                                                                     -----------
                                                                         938,316
--------------------------------------------------------------------------------
Mexico -- 15.0%
   Business Services -- 0.6%
     20,700     Grupo Aeroportuario del Sureste
                  S.A. de C.V. ADR                                       387,090
   Construction and Mining -- 2.3%
     39,018     Cemex S.A. de C.V. ADR                                 1,033,977
    231,600     Consorcio Ara S.A. de C.V. *                             383,655
   Financial-Other -- 1.2%
    737,000     Grupo Fin. BBVA Bancomer
                  S.A. de C.V. *                                         731,709
   Food, Beverage and Tobacco -- 1.1%
    248,000     Grupo Modelo S.A.                                        668,272


                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------
80

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
   Media and Entertainment -- 1.4%
    105,545     Corp. Interamericana
                  Entretenimiento *                                  $   436,517
     10,600     Grupo Television S.A. de C.V. ADR*                       424,106
   Merchandising-Department Stores -- 0.7%
     44,300     Grupo Elektra S.A. de C.V. GDR                           421,293
   Merchandising-Mass -- 1.6%
    361,400     Walmart de Mexico                                        981,827
   Metals-Miscellaneous -- 0.6%
     31,400     Tubos de Acero                                           405,686
   Paper and Forest Products -- 0.9%
    202,000     Kimberly-Clark Mexico                                    598,081
   Telecommunications -- 3.5%
    428,000     Grupo Carso Global Telecom. *                          1,028,051
     32,400     Telefonos de Mexico S.A. ADR                           1,136,922
   Wireless Communication -- 1.1%
     32,400     America Movil S.A. De C.V. ADR                           675,864
                                                                     -----------
                                                                       9,313,050
--------------------------------------------------------------------------------
Panama -- 0.6%
   Food, Beverage and Tobacco -- 0.6%
     19,500     Panamerican Beverages                                    395,850
--------------------------------------------------------------------------------
People's Republic of China -- 4.1%
   Air Transportation -- 1.1%
  4,200,000     China Eastern Airline                                    662,325
   Construction and Mining -- 1.4%
  1,924,000     Yanzhou Coal Mining                                      888,023
   Transportation-Miscellaneous -- 1.6%
  5,400,000     Guangshen Railway Co. Ltd.                               983,102
                                                                     -----------
                                                                       2,533,450
--------------------------------------------------------------------------------
Poland -- 1.3%
   Financial-Banks -- 1.3%
     45,249     Bk Polska Kasa Opieki Grupa *                            776,181
--------------------------------------------------------------------------------
Russia -- 1.9%
   Oil-Integrated-International -- 1.9%
     18,918     Lukoil Hldg. ADR                                         960,089
     18,900     Surgutneftegaz ADR                                       240,975
                                                                     -----------
                                                                       1,201,064
--------------------------------------------------------------------------------
South Africa -- 10.5%
   Construction and Mining -- 6.1%
     20,700     Anglo American Platinum Corp.                            922,982
     91,500     Anglo American PLC                                     1,359,192
    191,000     Anglovaal Mining Ltd. *                                  937,042
    305,103     Northam Platinum                                         577,890
   Gold Mining -- 1.2%
    122,000     Harmony Gold Mining Co. Ltd.                             710,659
   Metals-Steel -- 2.0%
    340,000     Iscor Ltd. *                                           1,224,632
   Transportation-Miscellaneous -- 1.2%
    670,000     Super Group Ltd. *                                       768,910
                                                                     -----------
                                                                       6,501,307
--------------------------------------------------------------------------------
South Korea -- 17.8%
   Aerospace and Defense -- 0.9%
     89,990     Daewoo Shipbuilding &
                  Marine Eng. Co. Ltd. *                                 551,496
   Building Materials and Homebuilders -- 2.9%
     32,000     Kumkang Korea Chemical Co. Ltd.                        1,818,378
   Chemicals-Major -- 1.0%
     80,500     Honam Petrochemical Corp. *                              597,328
   Electrical Equipment -- 2.2%
     58,699     Sam Hwa Electronics Co.                                  607,076
      1,500     Samsung Electronics                                      221,453
      7,000     Samsung Electronics Ltd. GDR+                            549,150
   Financial-Banks -- 1.1%
     52,816     Kookmin Bank GDR+                                        699,812
   Financial-Other -- 1.4%
    125,000     Good Morning Securities Co. *                            495,002
     39,000     Shinyoung Securities Co. Ltd.                            383,852
   Food, Beverage and Tobacco -- 1.3%
     24,000     Hite Brewery Co. *                                       810,150
   Manufacturing -- 1.9%
     14,800     Hankuk Electric Glass Co. Ltd.                         1,160,784
   Merchandising-Department Stores -- 2.1%
     97,000     Hyundai Dept. Store Co. Ltd.                           1,305,267
   Metals-Steel -- 1.5%
    157,000     Poongsan Corp.                                           917,493
   Telecommunications -- 1.5%
     44,000     Korea Telecom Corp. ADR*                                 967,120
                                                                     -----------
                                                                      11,084,361
--------------------------------------------------------------------------------
Taiwan -- 7.7%
   Chemicals-Major -- 1.2%
  1,750,000     Taiwan Polypropylene Co. Ltd. *                          721,754
   Computer Systems -- 2.0%
    187,500     Asustek Computer, Inc. GDR                               808,125
    125,000     Quanta Computer *                                        424,775
   Electronics and Instruments -- 4.0%
    191,100     Hon Hai Precision Ind. Co. Ltd. *                      1,004,621
    572,000     United Microelectronics Corp. *                          759,233
     28,000     United Microelectronics Corp. ADR*                       249,200
     38,000     Via Technologies, Inc. *                                 262,678
     28,357     Winbond Electronics Corp. GDR                            243,873
   Transportation-Miscellaneous -- 0.5%
    135,000     Yang Ming Marine Transport GDR*                          344,250
                                                                     -----------
                                                                       4,818,509
--------------------------------------------------------------------------------
Thailand -- 1.2%
   Real Estate Investment Trust -- 0.3%
  1,523,300     Golden Land Ppty. *                                      175,053
   Telecommunications -- 0.9%
    264,400     Total Access Comm. Public Co. +*                         594,900
                                                                     -----------
                                                                         769,953
--------------------------------------------------------------------------------

                           See notes to financial ts.

* Non-income producing security.                + Rule 144A restricted security.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
------------------------------------------

Schedule of Investments
June 30, 2001 (Unaudited) (Continued)

Shares                                                                     Value
--------------------------------------------------------------------------------
Turkey -- 1.1%
   Electrical Equipment -- 0.2%
 53,245,000     Vestel Electronik Sanayi ve
                  Ticaret A.S. *                                     $   129,710
   Financial-Banks -- 0.9%
    201,066     Haci Omer Sabanci Hldgs. S.A. ADR                        201,066
114,225,000     Yapi ve Kredi Bankasi A.S. *                             355,813
                                                                     -----------
                                                                         686,589
--------------------------------------------------------------------------------
Venezuela -- 0.5%
   Telecommunications -- 0.5%
     12,500     Comp. Anonima Nacional
                  Tel. de Venezuela ADR                                  293,000
--------------------------------------------------------------------------------
                Total Common Stocks
                  (Cost $54,842,462)                                  56,432,053
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Preferred Stocks - 5.5%
--------------------------------------------------------------------------------
  3,200,000     Banco Itau S.A.                                      $   280,373
      6,618     Brasil Telecom. Participacoes S.A.
                  ADR                                                    278,047
     24,900     Comp. Vale do Rio Doce                                   566,150
     94,000     Confeccoes Guararapes S.A.                               179,397
     11,400     Embraer-Empresa Brasileira de
                Aeronautica ADR                                          445,170
    550,055     Itausa-Investimentos Itau S.A.                           491,483
     40,000     Petroleo Brasileiro S.A. ADR                             935,600
    585,000     Siam Commercial Bank *                                   258,563
--------------------------------------------------------------------------------
                Total Preferred Stocks
                  (Cost $3,278,202)                                    3,434,783
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreement - 1.9%
--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
$ 1,135,000     State Street Bank and Trust Co.
                repurchase agreement,
                dated 6/29/2001, maturity value
                $1,135,260  at 2.75%,
                due 7/2/2001 (1)
                  (Cost $1,135,000)                                  $ 1,135,000
--------------------------------------------------------------------------------
Total Investments -- 98.1%
  (Cost $59,255,664)                                                  61,001,836
Cash, Receivables and Other Assets
  Less Liabilities -- 1.9%                                             1,203,292
--------------------------------------------------------------------------------
Net Assets - 100%                                                    $62,205,128
--------------------------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Glossary of Terms:

  ADR -- American Depositary Receipt.
  GDR -- Global Depositary Receipt.

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------
82

Statement of Assets
and Liabilities
June 30, 2001 (Unaudited)

ASSETS
  Investments, at market (cost $59,255,664)                        $ 61,001,836
  Foreign currency (cost $1,228,599)                                  1,228,824
  Cash                                                                      722
  Dividends receivable                                                  253,396
  Interest receivable                                                       173
  Receivable for fund shares sold                                           108
  Other assets                                                              301
                                                                   ------------
    Total Assets                                                     62,485,360
                                                                   ------------

LIABILITIES
  Payable for fund shares redeemed                                      115,547
  Accrued expenses                                                       84,651
  Accrued foreign capital gains tax                                      28,324
  Due to affiliates                                                      51,710
                                                                   ------------
    Total Liabilities                                                   280,232
                                                                   ------------
    Net Assets                                                     $ 62,205,128
                                                                   ============

COMPONENTS OF NET ASSETS
  Capital stock, at par                                            $    639,306
  Additional paid-in capital                                         63,078,048
  Undistributed net investment income                                    35,288
  Accumulated net realized loss on investments
    and foreign currency related transactions                        (3,265,410)
  Net unrealized appreciation of investments
    and translation of other assets and
    liabilities denominated in foreign currencies                     1,717,896
                                                                   ------------
    Net Assets                                                     $ 62,205,128
                                                                   ============

Shares Outstanding -- $0.10 par value                                 6,393,057
                                                                   ============

Net Asset Value Per Share                                          $       9.73
                                                                   ============

Statement of Operations
Six Months Ended
June 30, 2001 (Unaudited)

INVESTMENT INCOME
  Dividends                                                        $  1,055,490
  Interest                                                               17,492
  Less: Foreign tax withheld                                            (80,397)
                                                                   ------------
    Total Income                                                        992,585
                                                                   ------------

  Expenses:
    Investment advisory fees -- Note B                                  305,029
    Custodian fees                                                      128,932
    Audit fees                                                           14,368
    Printing expense                                                      9,421
    Directors' fees -- Note B                                             6,199
    Registration fees                                                       992
    Legal fees                                                              396
    Loan commitment fees -- Note F                                          344
    Insurance expense                                                       215
    Other                                                                   348
                                                                   ------------
    Total Expenses                                                      466,244
                                                                   ------------

  Net Investment Income                                                 526,341
                                                                   ------------

REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCIES -- NOTE C
    Net realized loss on investments -- Note A                          (81,413)
    Net realized loss on foreign currency related
      transactions -- Note A                                         (1,443,270)
    Net change in unrealized depreciation of
      investments -- Note C                                           5,119,824
    Net change in unrealized depreciation from
      translation of other assets and liabilities
      denominated in foreign currencies -- Note C                         1,634
    Foreign Capital Gains Tax                                           271,145
                                                                   ------------
  Net Realized and Unrealized Gain on
    Investments and Foreign Currencies                                3,867,920
                                                                   ------------
      NET INCREASE IN NET ASSETS
        FROM OPERATIONS                                            $  4,394,261
                                                                   ============

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
------------------------------------------

Statement of Changes in Net Assets

                                                                                          Six Months      Year Ended
                                                                                               Ended    December 31,
                                                                                       June 30, 2001            2000
                                                                                          (Unaudited)       (Audited)
                                                                                        ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS
  From Operations:
    Net investment income/(loss)                                                        $    526,341    $   (189,933)
    Net realized gain/(loss) on investments and foreign currency related transactions     (1,253,538)      8,838,080
    Net change in unrealized appreciation/(depreciation) of investments and
      translation of other assets and liabilities denominated in foreign currencies        5,121,458     (33,365,351)
                                                                                        ------------    ------------
      Net Increase/(Decrease) in Net Assets from Operations                                4,394,261     (24,717,204)
                                                                                        ------------    ------------

  Distributions to Shareholders from:
    Net realized gain on investments                                                              --      (1,102,212)
                                                                                        ------------    ------------

  From Capital Share Transactions:
    Net decrease in net assets from capital share transactions -- Note E                    (825,400)     (7,800,741)
                                                                                        ------------    ------------

  Net Increase/(Decrease) in Net Assets                                                    3,568,861     (33,620,157)

NET ASSETS:
Beginning of period                                                                       58,636,267      92,256,424
                                                                                        ------------    ------------
End of period *                                                                         $ 62,205,128    $ 58,636,267
                                                                                        ============    ============

*Includes undistributed/(overdistributed) net investment income of:                     $     35,288    $   (491,053)

                       See notes to financial statements.


--------------------------------------------------------------------------------
84

--------------------------------------------------------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

                                                      Six Months
                                                        Ended                   Year Ended December 31, (Audited)
                                                    June 30, 2001    -----------------------------------------------------------
                                                      (Unaudited)        2000         1999        1998         1997         1996
                                                    ----------------------------------------------------------------------------
Net asset value,
  beginning of period .............................   $   9.02       $  12.73     $   7.39    $  10.17     $  10.54     $   8.46
                                                      --------       --------     --------    --------     --------     --------

Income from investment
  operations:
  Net investment income/(loss) ....................       0.08          (0.04)        0.01        0.09         0.09         0.07
  Net realized and unrealized gain/(loss) on
    investments and translation of other assets and
    liabilities denominated in foreign currency ...       0.63          (3.50)        5.33       (2.81)        0.12         2.01
                                                      --------       --------     --------    --------     --------     --------
  Net increase/(decrease) from investment
    operations ....................................       0.71          (3.54)        5.34       (2.72)        0.21         2.08
                                                      --------       --------     --------    --------     --------     --------

Dividends and Distributions
  to Shareholders from:
  Net investment income ...........................         --             --           --          --        (0.06)          --
  Net realized gain on investments and foreign
    currency related transactions .................         --          (0.17)          --          --        (0.33)          --
  In excess of net realized gain on investments ...         --             --           --          --        (0.19)          --
  Tax return of capital ...........................         --             --           --       (0.06)          --           --
                                                      --------       --------     --------    --------     --------     --------
  Total dividends and distributions ...............         --          (0.17)          --       (0.06)       (0.58)          --
                                                      --------       --------     --------    --------     --------     --------

Net asset value, end of period ....................   $   9.73       $   9.02     $  12.73    $   7.39     $  10.17     $  10.54
                                                      --------       --------     --------    --------     --------     --------

Total return* .....................................       7.87%(a)     (27.81)%      72.26%     (26.77)%       1.97%       24.59%
                                                      --------       --------     --------    --------     --------     --------
Ratios/supplemental data:
  Net assets, end of period
    (000's omitted) ...............................   $ 62,205       $ 58,636     $ 92,256    $ 50,664     $ 87,014     $ 67,062
  Ratio of expenses to
    average net assets ............................       1.53%(b)       1.38%        1.44%       1.49%        1.40%        1.53%
  Ratio of net investment
    income/(loss) to average net assets ...........       1.73%(b)      (0.22)%       0.12%       1.16%        0.76%        0.85%
  Portfolio turnover rate .........................         56%            95%          96%         69%          64%          46%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(a)   Not annualized.
(b)   Annualized.

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
---------------------------------------

Schedule of Investments
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
Common Stocks -- 91.4%
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
Aerospace and Defense -- 2.7%
     25,400     Alliant Techsystems, Inc. *                         $  2,283,460
     97,000     BE Aerospace, Inc. *                                   1,847,850
     30,600     EDO Corp.                                                488,070
     21,100     Engineered Support Systems, Inc.                         826,909
     59,000     Precision Castparts Corp.                              2,207,780
                                                                    ------------
                                                                       7,654,069
--------------------------------------------------------------------------------
Air Transportation -- 0.9%
     34,000     Atlantic Coast Airlines Hldgs., Inc. *                 1,019,660
     50,700     Skywest, Inc.                                          1,419,600
                                                                    ------------
                                                                       2,439,260
--------------------------------------------------------------------------------
Biotechnology -- 4.1%
     21,000     Applera Corp.-Celera Genomics Group *                    832,860
     23,100     Aviron *                                               1,316,700
     41,900     Cell Therapeutics, Inc. *                              1,158,116
     37,300     Charles River Laboratories Int'l. *                    1,296,175
     20,500     CV Therapeutics, Inc. *                                1,168,500
     40,700     Digene Corp. *                                         1,660,560
     23,200     Enzon, Inc. *                                          1,450,000
     40,600     Transkaryotic Therapies, Inc. *                        1,195,670
     93,400     XOMA Ltd. *                                            1,593,404
                                                                    ------------
                                                                      11,671,985
--------------------------------------------------------------------------------
Broadcasting and Publishing -- 1.9%
     69,500     Charter Comm., Inc. *                                  1,622,825
     59,000     Cox Radio, Inc. *                                      1,643,150
     19,100     Entercom Comm. Corp. *                                 1,023,951
     76,100     Mediacom Comm. Corp. *                                 1,065,400
                                                                    ------------
                                                                       5,355,326
--------------------------------------------------------------------------------
Building Materials and Homebuilders -- 3.3%
     22,000     Beazer Homes USA, Inc. *                               1,396,780
     43,806     D.R. Horton, Inc.                                        994,396
     46,200     Hovnanian Enterprises, Inc. *                            670,362
     36,600     Lennar Corp.                                           1,526,220
     27,500     M.D.C. Hldgs., Inc. *                                    973,500
     25,200     Martin Marietta Materials, Inc.                        1,247,148
     20,300     Ryland Group, Inc.                                     1,027,180
     24,000     Toll Brothers, Inc. *                                    943,440
     68,200     U.S. Concrete, Inc. *                                    543,554
                                                                    ------------
                                                                       9,322,580
--------------------------------------------------------------------------------
Chemicals-Major -- 0.6%
     43,300     Cabot Corp.                                            1,559,666
--------------------------------------------------------------------------------
Coal-- 1.0%
     38,600     CONSOL Energy, Inc.                                      976,580
     46,800     Massey Energy Co.                                        924,768
     24,400     Peabody Energy Corp. *                                   799,100
                                                                    ------------
                                                                       2,700,448
--------------------------------------------------------------------------------
Computer Software -- 3.5%
     28,200     Daktronics, Inc. *                                       433,998
     32,000     Documentum, Inc. *                                       413,440
     18,100     EPIQ Systems, Inc. *                                     464,989
     30,000     Informatica Corp. *                                      520,800
     36,300     Manhattan Associates, Inc. *                           1,442,925
     59,200     Mentor Graphics Corp. *                                1,036,000
     28,700     MSC.Software Corp. *                                     538,125
     55,900     National Processing, Inc. *                            1,565,200
     27,800     Planar Systems, Inc. *                                   720,020
     28,200     Synopsys, Inc. *                                       1,364,598
     61,500     Synplicity, Inc. *                                       615,615
     21,100     TALX Corp.                                               842,945
                                                                    ------------
                                                                       9,958,655
--------------------------------------------------------------------------------
Computer Systems -- 1.3%
     58,000     Bell Microproducts, Inc. *                               693,680
     26,000     Emulex Corp. *                                         1,050,400
     48,100     MTS Systems Corp.                                        663,299
     14,100     NVIDIA Corp. *                                         1,307,775
                                                                    ------------
                                                                       3,715,154
--------------------------------------------------------------------------------
Conglomerates -- 0.4%
     65,300     Covanta Energy Corp. *                                 1,205,438
--------------------------------------------------------------------------------
Cosmetics and Toiletries -- 0.5%
     54,200     Int'l. Flavors & Fragrances, Inc.                      1,362,046
--------------------------------------------------------------------------------
Drugs and Hospitals -- 9.2%
     37,950     Accredo Health, Inc. *                                 1,411,360
     22,500     Barr Laboratories, Inc. *                              1,584,225
     28,400     Biovail Corp. *                                        1,235,400
     42,700     Boron, LePore & Associates, Inc. *                       588,406
      7,200     CIMA Labs, Inc. *                                        565,200
     42,000     Community Health Systems, Inc. *                       1,239,000
     47,200     Diagnostic Products Corp.                              1,567,040
     13,300     DIANON Systems, Inc. *                                   605,150
     47,600     First Health Group Corp. *                             1,148,112
     49,300     Impax Laboratories, Inc. *                               601,460
     50,875     IVAX Corp. *                                           1,984,125
     50,150     K-V Pharmaceutical Co. *                               1,391,663
     17,000     Laboratory Corp. of America Hldgs. *                   1,307,300
     46,900     MIM Corp. *                                              281,400
     93,800     Perrigo Co. *                                          1,565,522
     39,450     Province Healthcare Co. *                              1,392,190
     35,700     RehabCare Group, Inc. *                                1,720,740
     33,600     Rightchoice Managed Care, Inc. *                       1,491,840
     14,600     Taro Pharmaceutical Inds. Ltd. *                       1,278,376
     23,200     Teva Pharmaceutical Inds. Ltd. ADR                     1,445,360
     35,400     Universal Health Svcs., Inc. *                         1,610,700
                                                                    ------------
                                                                      26,014,569
--------------------------------------------------------------------------------
Electrical Equipment -- 0.4%
     86,300     Pemstar, Inc. *                                        1,266,884
--------------------------------------------------------------------------------
Electronics and Instruments -- 1.1%
     47,300     Arrow Electronics, Inc. *                              1,148,917
     41,500     Park Electrochemical Corp.                             1,095,600
     35,000     Tektronix, Inc. *                                        950,250
                                                                    ------------
                                                                       3,194,767
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------
86

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
Electronics - Semiconductors -- 2.5%
     50,500     Cypress Semiconductor Corp. *                       $  1,204,425
     15,000     Int'l. Rectifier Corp. *                                 511,500
     54,200     Kemet Corp. *                                          1,073,702
     29,200     Microsemi Corp. *                                      2,073,200
    122,500     Monolithic System Technology, Inc. *                   1,353,625
    139,500     Read-Rite Corp. *                                        743,535
                                                                    ------------
                                                                       6,959,987
--------------------------------------------------------------------------------
Energy - Miscellaneous -- 2.1%
     52,100     Aquila, Inc. *                                         1,284,265
     22,600     AstroPower, Inc. *                                     1,178,364
     43,000     Ultramar Diamond Shamrock Corp.                        2,031,750
     38,900     Valero Energy Corp.                                    1,430,742
                                                                    ------------
                                                                       5,925,121
--------------------------------------------------------------------------------
Entertainment and Leisure -- 2.3%
     18,100     Activision, Inc. *                                       710,425
     25,100     Anchor Gaming *                                        1,621,962
     64,600     Argosy Gaming Co. *                                    1,793,296
     26,200     Int'l. Game Technology *                               1,644,050
     54,600     MTR Gaming Group, Inc. *                                 737,100
                                                                    ------------
                                                                       6,506,833
--------------------------------------------------------------------------------
Finance Companies -- 1.9%
     25,100     AmeriCredit Corp. *                                    1,303,945
     18,100     Federal Agricultural Mortgage Corp. *                    578,838
     46,200     Heller Financial, Inc.                                 1,848,000
     47,400     Metris Cos., Inc.                                      1,597,854
                                                                    ------------
                                                                       5,328,637
--------------------------------------------------------------------------------
Financial - Banks -- 4.5%
     43,680     1st Source Corp.                                       1,223,040
     23,700     Boston Private Financial Hldgs., Inc. *                  530,880
     15,090     Commerce Bancorp, Inc.                                 1,057,809
     11,900     Corus Bankshares, Inc.                                   716,975
     46,600     East West Bancorp, Inc.                                1,258,200
     11,400     MB Financial, Inc. *                                     296,400
     54,075     Provident Bankshares Corp.                             1,348,631
     39,800     R & G Financial Corp. *                                  638,790
     49,900     Silicon Valley Bancshares *                            1,097,800
     40,300     TCF Financial Corp.                                    1,866,293
     50,200     UCBH Hldgs., Inc.                                      1,523,570
     44,300     Wintrust Financial Corp.                               1,100,855
                                                                    ------------
                                                                      12,659,243
--------------------------------------------------------------------------------
Financial - Other -- 2.6%
     69,600     Carreker Corp. *                                       1,496,400
     38,100     Eaton Vance Corp.                                      1,325,880
     34,300     InterCept Group, Inc. *                                1,303,400
     21,200     Investment Technology Group, Inc. *                    1,066,148
     28,500     Legg Mason, Inc.                                       1,418,160
     26,600     Raymond James Financial, Inc.                            813,960
                                                                    ------------
                                                                       7,423,948
--------------------------------------------------------------------------------
Financial - Thrift -- 2.9%
     16,700     Astoria Financial Corp.                                  918,500
     30,600     BankUnited Financial Corp. *                             429,930
     37,400     Dime Bancorp, Inc.                                     1,393,150
     30,400     Dime Community Bancshares                              1,031,168
     48,800     FirstFed Financial Corp. *                             1,454,240
     26,300     GreenPoint Financial Corp.                             1,009,920
     50,700     MAF Bancorp, Inc.                                      1,556,490
     34,300     Waypoint Financial Corp. *                               428,750
                                                                    ------------
                                                                       8,222,148
--------------------------------------------------------------------------------
Food, Beverage and Tobacco -- 3.4%
     13,000     Adolph Coors Co.                                         652,340
     37,000     Constellation Brands, Inc. *                           1,517,000
     38,000     McCormick & Co., Inc.                                  1,596,760
     58,800     Pathmark Stores, Inc. *                                1,446,480
     63,400     Standard Commercial Corp.                              1,081,604
     18,500     Suiza Foods Corp. *                                      982,350
     31,500     The Robert Mondavi Corp. *                             1,277,010
     30,000     Universal Corp. *                                      1,189,800
                                                                    ------------
                                                                       9,743,344
--------------------------------------------------------------------------------
Footwear -- 2.7%
     61,500     Genesco, Inc. *                                        2,066,400
     56,100     Reebok Int'l. Ltd. *                                   1,792,395
     45,000     Skechers USA, Inc. *                                   1,315,350
     25,900     The Timberland Co. *                                   1,023,309
     65,400     Vans, Inc. *                                           1,536,900
                                                                    ------------
                                                                       7,734,354
--------------------------------------------------------------------------------
Hospital Supplies -- 0.8%
     31,300     Impath, Inc. *                                         1,386,590
     12,500     Varian Medical Systems, Inc. *                           893,750
                                                                    ------------
                                                                       2,280,340
--------------------------------------------------------------------------------
Insurance -- 2.7%
     19,200     Everest Re Group, Ltd.                                 1,436,160
     51,100     Harleysville Group, Inc.                               1,520,225
     30,400     PartnerRe Ltd.                                         1,684,160
     33,300     Philadelphia Consolidated Hldg. Corp. *                1,158,174
     24,700     RenaissanceRe Hldgs. Ltd.                              1,830,270
                                                                    ------------
                                                                       7,628,989
--------------------------------------------------------------------------------
Lodging -- 0.3%
     35,000     Orient-Express Hotels Ltd. *                             771,750
--------------------------------------------------------------------------------
Machinery - Industrial Specialty -- 1.0%
     25,100     Jacobs Engineering Group, Inc. *                       1,637,273
     32,700     Shaw Group, Inc. *                                     1,311,270
                                                                    ------------
                                                                       2,948,543
--------------------------------------------------------------------------------
Merchandising - Drugs -- 1.1%
     27,300     AmeriSource Health Corp. *                             1,509,690
     43,000     Henry Schein, Inc. *                                   1,722,580
                                                                    ------------
                                                                       3,232,270
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
---------------------------------------

Schedule of Investments
June 30, 2001 (Unaudited) (Continued)

Shares                                                                     Value
--------------------------------------------------------------------------------
Merchandising - Food -- 0.5%
     55,000     Performance Food Group Co. *                        $  1,515,250
--------------------------------------------------------------------------------
Merchandising - Special -- 5.4%
     44,400     Abercrombie & Fitch Co. *                              1,975,800
     33,900     American Eagle Outfitters, Inc. *                      1,194,636
     32,600     BJ's Wholesale Club, Inc. *                            1,736,276
     49,000     Charlotte Russe Hldg., Inc. *                          1,313,200
     61,500     Chico's FAS, Inc. *                                    1,829,625
     42,900     Christopher & Banks Corp. *                            1,398,540
     50,000     Coach, Inc. *                                          1,902,500
     52,900     Elizabeth Arden, Inc. *                                1,291,289
     76,700     Oakley, Inc. *                                         1,418,950
     82,000     Venator Group, Inc. *                                  1,254,600
                                                                    ------------
                                                                      15,315,416
--------------------------------------------------------------------------------
Metals - Aluminum -- 0.3%
     49,000     Century Aluminum Co. *                                   785,960
--------------------------------------------------------------------------------
Miscellaneous - Capital Goods -- 1.8%
     28,000     ADVO, Inc. *                                             956,200
     22,000     American Standard Cos., Inc. *                         1,322,200
     23,000     Amphenol Corp. *                                         921,150
     35,800     FTI Consulting, Inc. *                                   780,440
     36,500     Global Power Equipment Group, Inc. *                   1,069,450
                                                                    ------------
                                                                       5,049,440
--------------------------------------------------------------------------------
Miscellaneous - Consumer Growth Cyclical -- 0.6%
     94,500     Dal-Tile Int'l., Inc. *                                1,752,975
--------------------------------------------------------------------------------
Miscellaneous - Consumer Growth Staples -- 3.2%
     27,900     Career Education Corp. *                               1,671,210
     33,900     DeVry, Inc. *                                          1,224,468
     46,700     Education Management Corp. *                           1,870,335
     60,700     Gentiva Health Services, Inc. *                        1,092,600
     32,500     MAXIMUS, Inc. *                                        1,302,925
     20,000     PLATO Learning, Inc. *                                   619,000
     48,600     Sunrise Assisted Living, Inc. *                        1,275,750
                                                                    ------------
                                                                       9,056,288
--------------------------------------------------------------------------------
Natural Gas - Diversified -- 0.8%
     44,000     Questar Corp.                                          1,089,440
     37,200     Western Gas Resources, Inc.                            1,212,720
                                                                    ------------
                                                                       2,302,160
--------------------------------------------------------------------------------
Oil and Gas Producing -- 2.1%
     26,400     Evergreen Resources, Inc. *                            1,003,200
     21,000     HS Resources, Inc. *                                   1,360,800
     31,600     Louis Dreyfus Natural Gas Corp. *                      1,101,260
     31,400     Noble Affiliates, Inc.                                 1,109,990
     89,550     XTO Energy, Inc.                                       1,285,043
                                                                    ------------
                                                                       5,860,293
--------------------------------------------------------------------------------
Oil and Gas Services -- 1.3%
     34,400     B.J. Svcs. Co. *                                         976,272
     77,900     Seitel, Inc. *                                         1,020,490
     84,800     W-H Energy Svcs., Inc. *                               1,611,200
                                                                    ------------
                                                                       3,607,962
--------------------------------------------------------------------------------
Paper and Forest Products -- 0.5%
     37,200     Georgia-Pacific Corp. (Timber Group)                   1,329,900
--------------------------------------------------------------------------------
Real Estate Investment Trust -- 0.9%
     41,100     Annaly Mortgage Management, Inc. *                       563,481
    111,300     Host Marriott Corp.                                    1,393,476
     21,400     U.S. Restaurant Pptys., Inc.                             319,502
     26,000     Winston Hotels, Inc.                                     272,220
                                                                    ------------
                                                                       2,548,679
--------------------------------------------------------------------------------
Restaurants -- 1.0%
     65,800     Landry's Restaurants, Inc. *                           1,118,600
     99,500     Ruby Tuesday, Inc.                                     1,701,450
                                                                    ------------
                                                                       2,820,050
--------------------------------------------------------------------------------
Semiconductors - Communications -- 0.8%
     58,000     Cirrus Logic, Inc. *                                   1,335,740
     39,900     Exar Corp. *                                             788,424
                                                                    ------------
                                                                       2,124,164
--------------------------------------------------------------------------------
Semiconductors - Equipment -- 0.8%
     28,700     Merix Corp. *                                            501,963
     73,100     Ultratech Stepper, Inc. *                              1,875,015
                                                                    ------------
                                                                       2,376,978
--------------------------------------------------------------------------------
Telecommunications - Equipment -- 1.2%
     18,200     Catapult Comm. Corp. *                                   409,500
     23,100     Centillium Comm., Inc. *                                 571,494
     50,400     General Cable Corp. *                                    934,920
     40,000     Ixia *                                                   760,000
     45,200     Tellium, Inc. *                                          822,640
                                                                    ------------
                                                                       3,498,554
--------------------------------------------------------------------------------
Telecommunications - Specialty -- 0.4%
     77,600     XCare.net, Inc. *                                      1,047,600
--------------------------------------------------------------------------------
Textile - Apparel and Production -- 2.4%
     34,500     Columbia Sportswear Co. *                              1,759,155
     60,000     Phillips-Van Heusen Corp.                                864,000
     53,200     Polo Ralph Lauren Corp. *                              1,372,560
     59,100     The Buckle, Inc. *                                     1,116,990
    110,400     Tommy Hilfiger Corp. *                                 1,545,600
                                                                    ------------
                                                                       6,658,305
--------------------------------------------------------------------------------
Transportation - Miscellaneous -- 0.4%
     63,600     UTi Worldwide, Inc.                                    1,012,512
--------------------------------------------------------------------------------
Truckers -- 0.8%
     38,800     Arkansas Best Corp. *                                    894,340
     75,000     Swift Transportation, Inc. *                           1,444,500
                                                                    ------------
                                                                       2,338,840
--------------------------------------------------------------------------------
Utilities - Electric and Water -- 3.7%
     25,300     Black Hills Corp.                                      1,017,819
     53,600     Cleco Corp.                                            1,219,400
     50,500     CMS Energy Corp.                                       1,406,425
     71,300     Energy East Corp.                                      1,490,883
     51,100     NRG Energy, Inc. *                                     1,128,288
     61,200     Orion Power Hldgs., Inc. *                             1,457,172

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------
88

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
     52,500     TECO Energy, Inc.                                   $  1,601,250
     36,900     UtiliCorp United, Inc.                                 1,127,295
                                                                    ------------
                                                                      10,448,532
--------------------------------------------------------------------------------
Utilities - Gas and Pipeline -- 0.8%
     49,600     Atmos Energy Corp.                                     1,213,216
     31,400     Equitable Resources, Inc.                              1,045,934
                                                                    ------------
                                                                       2,259,150
--------------------------------------------------------------------------------
                Total Common Stocks
                  (Cost $223,947,097)                                258,495,362
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreement - 7.9%
--------------------------------------------------------------------------------
Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
$22,478,000     State Street Bank and Trust Co.
                repurchase agreement,
                dated 6/29/2001, maturity
                value $22,485,549  at 4.03%,
                due 7/2/2001 (1)
                  (Cost $22,478,000)                                $ 22,478,000
--------------------------------------------------------------------------------
Total Investments - 99.3%
  (Cost $246,425,097)                                                280,973,362
Cash, Receivables and Other Assets
  Less Liabilities - 0.7%                                              1,983,643
--------------------------------------------------------------------------------
Net Assets - 100%                                                  $ 282,957,005
--------------------------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Glossary:

  ADR -- American Depositary Receipt.

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
---------------------------------------

Statement of Assets
and Liabilities
June 30, 2001 (Unaudited)

ASSETS
  Investments, at market (cost $246,425,097)                      $ 280,973,362
  Receivable for securities sold                                      6,220,088
  Receivable for fund shares sold                                       270,688
  Dividends receivable                                                  102,158
  Interest receivable                                                     5,033
  Other assets                                                              928
                                                                  -------------
    Total Assets                                                    287,572,257
                                                                  -------------

LIABILITIES
  Due to custodian                                                      296,225
  Payable for securities purchased                                    4,128,081
  Accrued expenses                                                       19,098
  Payable for fund shares redeemed                                          886
  Due to affiliates                                                     170,962
                                                                  -------------
    Total Liabilities                                                 4,615,252
                                                                  -------------
    Net Assets                                                    $ 282,957,005
                                                                  =============

COMPONENTS OF NET ASSETS
  Capital stock, at par                                           $   1,874,955
  Additional paid-in capital                                        249,418,160
  Undistributed net investment income                                   119,793
  Accumulated net realized loss on investments                       (3,004,168)
  Net unrealized appreciation of investments                         34,548,265
                                                                  -------------
    Net Assets                                                    $ 282,957,005
                                                                  =============

Shares Outstanding -- $0.10 par value                                18,749,558
                                                                  =============

Net Asset Value Per Share                                         $       15.09
                                                                  =============

Statement of Operations
Six Months Ended
June 30, 2001 (Unaudited)

INVESTMENT INCOME
  Dividends                                                       $     777,929
  Interest                                                              434,466
  Less: Foreign tax withheld                                             (1,533)
                                                                  -------------
    Total Income                                                      1,210,862
                                                                  -------------

  Expenses:
    Investment advisory fees -- Note B                                  986,472
    Custodian fees                                                       55,893
    Printing expense                                                     27,273
    Audit fees                                                            9,669
    Directors' fees -- Note B                                             6,199
    Registration fees                                                     2,480
    Loan commitment fees -- Note F                                        1,061
    Legal fees                                                              793
    Insurance expense                                                       733
    Deferred organization expense                                           148
    Other                                                                   348
                                                                  -------------
    Total Expenses                                                    1,091,069
                                                                  -------------

  Net Investment Income                                                 119,793
                                                                  -------------

REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS -- NOTE C
    Net realized gain on investments -- Note A                        4,039,124
    Net change in unrealized appreciation
      of investments-- Note C                                       (19,600,583)
                                                                  -------------
  Net Realized and Unrealized Loss
    on Investments                                                  (15,561,459)
                                                                  -------------
      NET DECREASE IN NET ASSETS
        FROM OPERATIONS                                           $ (15,441,666)
                                                                  =============

                       See notes to financial statements.


--------------------------------------------------------------------------------
90

--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                              Six Months       Year Ended
                                                                                   Ended     December 31,
                                                                           June 30, 2001             2000
                                                                              (Unaudited)        (Audited)
                                                                           -------------    -------------
INCREASE/(DECREASE) IN NET ASSETS
  From Operations:
    Net investment income/(loss)                                           $     119,793    $    (150,727)
    Net realized gain on investments                                           4,039,124       14,788,702
    Net change in unrealized appreciation of investments                     (19,600,583)     (28,896,481)
                                                                           -------------    -------------
      Net Decrease in Net Assets from Operations                             (15,441,666)     (14,258,506)
                                                                           -------------    -------------

  Distributions to Shareholders from:
    Net realized gain on investments                                             (13,047)     (10,461,832)
                                                                           -------------    -------------

  From Capital Share Transactions:
    Net increase in net assets from capital share transactions -- Note E      10,396,327       54,316,503
                                                                           -------------    -------------
  Net Increase/(Decrease) in Net Assets                                       (5,058,386)      29,596,165

NET ASSETS:
Beginning of period                                                          288,015,391      258,419,226
                                                                           -------------    -------------
End of period *                                                            $ 282,957,005    $ 288,015,391
                                                                           =============    =============

*Includes undistributed net investment income of:                          $     119,793    $          --

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
---------------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

                                             Six Months                                                         Period From
                                                Ended                 Year Ended December 31, (Audited)      April 2, 1997+ to
                                            June 30, 2001       -------------------------------------------  December 31, 1997
                                             (Unaudited)               2000            1999            1998      (Audited)
                                            ----------------------------------------------------------------------------------
Net asset value,
  beginning of period ....................   $     15.96        $     17.18     $     12.74     $     13.63     $     10.00
                                             -----------        -----------     -----------     -----------     -----------
Income from investment
  operations:
  Net investment income/(loss) ...........          0.01              (0.01)           0.02            0.01            0.03
  Net realized and unrealized gain/
    (loss) on investments ................         (0.88)             (0.60)           4.44           (0.79)           3.80
                                             -----------        -----------     -----------     -----------     -----------
  Net increase/(decrease) from investment
    operations ...........................         (0.87)             (0.61)           4.46           (0.78)           3.83
                                             -----------        -----------     -----------     -----------     -----------

Dividends and Distributions
  to Shareholders from:
  Net investment income ..................            --                 --           (0.02)          (0.01)          (0.03)
  Net realized gain on investments .......            --              (0.61)             --           (0.10)          (0.17)
                                             -----------        -----------     -----------     -----------     -----------
  Total dividends and distributions ......            --              (0.61)          (0.02)          (0.11)          (0.20)
                                             -----------        -----------     -----------     -----------     -----------

Net asset value, end of period ...........   $     15.09        $     15.96     $     17.18     $     12.74     $     13.63
                                             -----------        -----------     -----------     -----------     -----------

Total return* ............................         (5.45)%(a)         (3.38)%         35.04%          (5.75)%         38.32%(a)
                                             -----------        -----------     -----------     -----------     -----------
Ratios/supplemental data:
  Net assets, end of period
    (000's omitted) ......................   $   282,957        $   288,015     $   258,419     $   193,593     $    87,749
  Ratio of expenses to
    average net assets ...................          0.83%(b)           0.82%           0.83%           0.89%           0.96%(b)
  Ratio of net investment
    income to average net assets .........         (0.09)%(b)         (0.05)%          0.17%           0.17%           0.48%(b)
  Portfolio turnover rate ................            78%               128%            100%             59%             22%

+     Commencement of operations.
* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(a)   Not annualized.
(b)   Annualized.

                       See notes to financial statements.


--------------------------------------------------------------------------------
92

                      (This page intentionally left blank.)

--------------------------------------------------------------------------------
GIAC Funds, Inc. (including: Baillie Gifford
International Fund, Baillie Gifford Emerging Markets
Fund and The Guardian Small Cap Stock Fund)
----------------------------------------------------

Notes to Financial Statements
June 30, 2001 (Unaudited)

----------------------------------------------
Note A -- Organization and Accounting Policies
----------------------------------------------

      GIAC Funds, Inc. (the Company) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act), which was incorporated in Maryland on October 29, 1990. Shares of the Company are offered in three series: Baillie Gifford International Fund (BGIF), Baillie Gifford Emerging Markets Fund (BGEMF) and The Guardian Small Cap Stock Fund (GSCSF). The series are collectively referred to herein as the "Funds". Shares of the Funds are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life).

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

      Securities listed on foreign exchanges and for which market quotations are readily available are valued at the closing price on the exchange on which the securities are traded at the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Securities listed or traded on any domestic (U.S.) exchanges are valued at the last sales price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available, including restricted securities and illiquid assets, are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including: the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

      Repurchase agreements are carried at cost which approximates market value (See Note D).

Foreign Currency Translation

      The books and records of the Funds are maintained in U.S. dollars as follows:

      (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U. S. dollars at the current rate of exchange.

      (2) Purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

      The resulting gains and losses are included in the Statement of Operations as follows:

      Realized foreign exchange gains and losses,which result from changes in foreign exchange rates between the date on which the Funds earn dividends and interest or pay foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

      The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to


--------------------------------------------------------------------------------
94

--------------------------------------------------------------------------------

Notes to Financial Statements
June 30, 2001 (Unaudited) (Continued)

the U.S. dollar. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Funds. When forward contracts are closed, the Funds record realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. None of the Funds will enter into a forward foreign currency contract if such contract would obligate the Funds to deliver an amount of foreign currency in excess of the value of the Funds' portfolio securities or other assets denominated in that currency.

Futures Contracts

      BGIF and BGEMF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, the Funds are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. The Funds' investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices (or for non-hedging purposes). Should interest or exchange rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Securities Transactions and Investment Income

      Securities transactions are recorded on the trade date. Net realized gains or losses on sales of investments are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

      In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Taxes

      Each Fund qualifies and intends to continue to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code (Code), and as such will not be subject to federal income tax on income (including any realized capital gains) which is distributed to its shareholders in accordance with the provisions of the Code. Therefore, no federal income tax provision is required. Losses on security transactions arising after October 31 are treated as arising on the first day of the Funds' next fiscal year.

      Withholding taxes on foreign interest, dividends and capital gains in the BGIF and BGEMF have been provided for in accordance with the applicable country's tax rules and rates.

      Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

Dividends and Distributions to Shareholders

      The Funds intend to distribute each year, as dividends, substantially all net investment income and net realized capital gains. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on generally accepted accounting principles may cause temporary overdistributions of net realized gains and net investment income. Currently, the Funds' policy is to distribute net investment income approximately every six months and net capital gains once a year. This policy is, however, subject to change at any time by the Company's Board of Directors.

Reclassifications of Capital Accounts

      The treatment for financial statement purposes of distributions made during the year from net investment


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GIAC Funds, Inc. (including: Baillie Gifford
International Fund, Baillie Gifford Emerging Markets
Fund and The Guardian Small Cap Stock Fund)
----------------------------------------------------

Notes to Financial Statements
June 30, 2001 (Unaudited) (Continued)

income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

----------------------------------------------
Note B -- Investment Management Agreements and
          Payments to Related Parties
----------------------------------------------

      BGIF and BGEMF have an investment management agreement with Guardian Baillie Gifford Limited (GBG), a Scottish corporation formed through a joint venture between GIAC and Baillie Gifford Overseas Limited (BG Overseas). GBG is responsible for the overall investment management of the Funds' portfolios subject to the supervision of the Company's Board of Directors. GBG has entered into sub-investment management agreements with BG Overseas pursuant to which BG Overseas is responsible for the day-to-day management of BGIF and BGEMF. GBG continually monitors and evaluates the performance of BG Overseas.

      As compensation for its services, GBG receives a management fee computed at the annual rate of .80% of BGIF's average daily net assets and 1.00% of BGEMF's average daily net assets. One-half of these fees (.40% relating to BGIF and .50% relating to BGEMF) are payable by GBG to BG Overseas for its services. Payment of the sub-investment management fees does not represent a separate or additional expense to the Funds.

      GSCSF has an investment advisory agreement with Guardian Investor Services Corporation (GISC), a wholly-owned subsidiary of GIAC. GISC receives a management fee from GSCSF at an annual rate of .75% of its average daily net assets.

      No compensation is paid by the Company to a director who is deemed to be an "interested person" (as defined in the 1940 Act) of the Company. Each director not deemed an "interested person" is paid an annual fee of $500 and $350 for attendance at each meeting of the Company.

---------------------------------
Note C -- Investment Transactions
---------------------------------

      Purchases and proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 2001 were as follows:

                                     BGIF              BGEMF           GSCSF
                                     ----              -----           -----
Purchases ...................     $ 98,961,833      $32,973,450     $203,942,718
Proceeds ....................     $271,138,269      $34,471,116     $196,796,397

      The cost of investments owned at June 30, 2001 for federal income tax purposes for BGIF, BGEMF and GSCSF was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency at June 30, 2001 were as follows:

                                                     BGIF            BGEMF          GSCSF
                                                     ----            -----          -----
Gross Appreciation ............................  $ 22,118,555    $ 7,744,345    $ 44,479,871
Gross Depreciation ............................   (39,632,930)    (5,998,173)     (9,931,606)
                                                 ------------    -----------    ------------
  Net Unrealized Appreciation/(Depreciation) ..  $(17,514,375)   $ 1,746,172    $ 34,548,265
                                                 ============    ===========    ============

-------------------------------
Note D -- Repurchase Agreements
-------------------------------

      Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit addi-


--------------------------------------------------------------------------------
96

--------------------------------------------------------------------------------

Notes to Financial Statements
June 30, 2001 (Unaudited) (Continued)

tional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. The Company's Board of Directors has established standards to evaluate the creditworthiness of broker-dealers and banks which engage in repurchase agreements with the Funds.

---------------------------------------
Note E -- Transactions in Capital Stock
---------------------------------------

      There are 1,000,000,000 shares of $0.10 par value capital stock authorized for each of the Funds. Transactions in capital stock were as follows:

                                            Six Months Ended       Year Ended    Six Months Ended         Year Ended
                                                    June 30,     December 31,            June 30,       December 31,
                                                        2001             2000                2001               2000
                                                 (Unaudited)        (Audited)         (Unaudited)          (Audited)
---------------------------------------------------------------------------------------------------------------------
                                                            Shares                                Amount
---------------------------------------------------------------------------------------------------------------------
o Baillie Gifford International Fund
Shares sold                                        1,602,260        3,150,519       $  24,008,870      $  76,027,886
Shares issued in reinvestment of
  distributions                                      377,872        8,924,072           5,331,772        148,774,676
Shares repurchased                               (13,491,552)     (11,815,521)       (202,692,630)      (265,796,301)
---------------------------------------------------------------------------------------------------------------------
  Net increase/(decrease)                        (11,511,420)         259,070       $(173,351,988)     $ (40,993,739)
---------------------------------------------------------------------------------------------------------------------
o Baillie Gifford Emerging Markets Fund
Shares sold                                          599,725        2,077,953       $   5,801,850      $  27,375,476
Shares issued in reinvestment of
  distributions                                           --          120,857                  --          1,102,213
Shares repurchased                                  (706,348)      (2,944,464)         (6,627,250)       (36,278,430)
---------------------------------------------------------------------------------------------------------------------
  Net decrease                                      (106,623)        (745,654)      $    (825,400)     $ ( 7,800,741)
---------------------------------------------------------------------------------------------------------------------
o The Guardian Small Cap Stock Fund
Shares sold                                        1,717,385        5,686,691       $  25,225,983      $ 105,143,777
Shares issued in reinvestment of
  distributions                                          905          688,278              13,047         10,461,832
Shares repurchased                                (1,016,389)      (3,366,794)        (14,842,703)       (61,289,106)
---------------------------------------------------------------------------------------------------------------------
  Net increase                                       701,901        3,008,175       $  10,396,327      $  54,316,503
---------------------------------------------------------------------------------------------------------------------

-----------------------
Note F - Line of Credit
-----------------------

      A $100,000,000 line of credit available to all of the Funds and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2001, none of the Funds borrowed against this line of credit.

      The Funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.


--------------------------------------------------------------------------------
                                                                              97